Interest and investment income, net	12 Months Ended
Dec. 31, 2025
Interest and investment income, net
Interest and investment income, net

14.1 Interest and investment income, net

Interest and investment income, net consists of the following:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Unrealized investment (loss)/income of short-term investments	(202,012,339)	125,179,719	72,933,526	10,429,356
Realized investment income of short-term investments	300,705,577	191,828,265	793,211,793	113,427,777
Unrealized investment income/(loss) of long-term investments	645,974,321	(131,604,073)	(6,218,420)	(889,222)
Realized investment loss of long-term investments	(659,477,110)	—	—	—
Investment income of structured deposits	59,394,774	49,039,769	18,943,295	2,708,855
Interest income, net	110,747,398	145,618,456	111,498,396	15,944,059
Total	255,332,621	380,062,136	990,368,590	141,620,825

14.2 Gain/(loss) on derivative instruments

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Unrealized investment (loss)/income of derivative instruments	(149,741,836)	222,975,608	151,074,089	21,603,307
Realized investment income/(loss) of derivative instruments	303,576,774	(203,518,248)	37,636,493	5,381,947
Total	153,834,938	19,457,360	188,710,582	26,985,254